Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund/VA), Non-Service Class)	0 Months Ended
Apr. 30, 2013
(Oppenheimer International Growth Fund/VA) | Non-Service Class
Bar Chart Table:
Annual Return 2003	50.13%
Annual Return 2004	17.86%
Annual Return 2005	14.06%
Annual Return 2006	30.78%
Annual Return 2007	12.61%
Annual Return 2008	(42.64%)
Annual Return 2009	39.24%
Annual Return 2010	14.76%
Annual Return 2011	(7.16%)
Annual Return 2012	22.22%